Investments - Summary of Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of financial assets [abstract]
Available-for-sale, at fair value	₨ 147,007.0	$ 2,255.6	₨ 153,265.3
Unquoted equity investments, at cost	2,036.9	31.3	3,823.1	₨ 3,900.0
Unquoted equity investments, at fair value	4,076.1	62.5
Loans and receivables	1,094.0	16.8	191.3
Total	₨ 154,214.0	$ 2,366.2	₨ 157,279.7